Segmental Information	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segmental Information
SEGMENTAL INFORMATION

Segments are reported in a manner consistent with the internal reporting provided to the CODM. The Corporation’s CODM consists of its Chief Executive Officer, and Chief Financial Officer as this group is responsible for allocating resources to, and assessing the performance of, the operating segments of the Corporation. The segmentation reflects the way the CODM evaluates performance of, and allocates resources within, the business.

The CODM considers the Corporation’s business from both a geographic and product offering or lines of operation perspective. For the years ended December 31, 2019 and 2018, the Corporation had three reportable segments, as applicable: International, United Kingdom and Australia, as well as a Corporate cost center. Revenue within these operating segments is further divided into the Poker, Gaming, Betting and Other lines of operation, as applicable. The CODM receives geographic and lines of operation revenue information throughout the year for the purpose of assessing their respective performance. Certain costs are included in Corporate. “Corporate” in itself is not a reporting segment, but it comprises costs that are not directly allocable to any of the operating segments or relate to a corporate function (i.e., tax and treasury).

Further, each reporting segment incurs certain costs, which are not segregated among major lines of operations within each reporting segment as they share the same office infrastructure, workforce and administrative resources. The Corporation cannot develop or produce reports that provide the true costs by major lines of operations within each reporting segment without unreasonable effort or expense.

The primary measure used by the CODM for the purpose of decision making and/or evaluation of a segment is Adjusted EBITDA. The Corporation defines Adjusted EBITDA as net earnings before financial expenses, income tax expense (recovery), depreciation and amortization, stock-based compensation, restructuring, net earnings (loss) on associate and certain other items as set out in the reconciliation table below.

However, the CODM also uses other key measures as inputs, including, without limitation, revenue and capital expenditures, to supplement the decision-making process.
Segmental information for the year ended December 31, 2019 and December 31, 2018:

	Year Ended December 31, 2019
In thousands of U.S. Dollars	International	United Kingdom	Australia	Corporate	Intercompany eliminations *	Consolidated
Revenue	1,312,365	946,679	274,414	—	(5,010)	2,528,448
Poker	781,637	11,647	—	—	—	793,284
Gaming	427,316	364,983	—	—	—	792,299
Betting	72,561	528,110	270,267	—	—	870,938
Other	30,851	41,939	4,147	—	(5,010)	71,927

Adjusted EBITDA (**)	604,851	324,633	44,358	(52,717)	—	921,125

Net financing charges	—	—	—	202,534	—	202,534

Depreciation and amortization	159,895	241,283	36,703	745	—	438,626

Capital expenditures	91,209	32,095	17,197	259	—	140,760

	Year Ended December 31, 2018 ***
In thousands of U.S. Dollars	International	United Kingdom	Australia	Corporate	Intercompany eliminations *	Consolidated
Revenue	1,440,177	394,131	196,930	—	(2,000)	2,029,238
Poker	886,628	5,929	—	—	—	892,557
Gaming	428,364	157,482	—	—	—	585,846
Betting	79,117	215,921	196,101	—	—	491,139
Other	46,068	14,799	829	—	(2,000)	59,696

Adjusted EBITDA (**)	703,342	102,107	21,571	(46,071)	—	780,949

Net financing charges	—	—	—	371,086	—	371,086

Depreciation and amortization	144,304	108,879	29,476	147	—	282,806

Capital expenditures	81,189	18,971	12,386	1,182	—	113,728

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* For the year ended December 31, 2019, the Corporation excluded from its consolidated revenue $5.0 million of Other revenue included in the United Kingdom segment related to certain non-gaming related transactions with the International segment. A corresponding exclusion in the consolidated results for that period is recorded to Sales and marketing expense in the International segment. For the year ended December 31, 2018, the Corporation excluded from its consolidated revenue $2.0 million of Other revenue included in the International segment related to certain non-gaming related transactions with the United Kingdom segment. A corresponding exclusion in the consolidated results for that period is recorded to Sales and marketing expense in the United Kingdom segment.
** Adjusted EBITDA is used internally by the CODM when analyzing underlying segment performance.
*** Certain amounts were reclassified in the comparative periods. See note 2.
A reconciliation of Adjusted EBITDA to Net earnings (loss) is as follows:

	Year Ended December 31,
In thousands of U.S. Dollars	2019	2018 ¹
Consolidated
Adjusted EBITDA	921,125	780,949
Add (deduct) the impact of the following:
Acquisition-related costs, deal contingent forward expenses and certain other costs related to the Combination[2]	(27,165)	(115,569)
Stock-based compensation[3]	(18,842)	(12,806)
Gain (loss) from investments	2,520	(1,667)
Impairment of intangible assets	(3,931)	(6,223)
Other costs	(170,882)	(101,754)
Total adjusting items	(218,300)	(238,019)
Depreciation and amortization	(438,626)	(282,806)
Operating income	264,199	260,124
Net financing charges	(202,534)	(371,086)
Net earnings from associates	—	1,068
Earnings (loss) before income taxes	61,665	(109,894)
Income tax recovery	197	988
Net earnings (loss)	61,862	(108,906)

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[1]	Certain amounts were reclassified in the comparative periods. See note 2.

[2]
Acquisition-related costs, deal contingent forward expenses and certain other costs related to the Combination are excluded from Adjusted EBITDA as management believes these expenses are not representative of the underlying operations for the following reasons:

–	Acquisition-related costs include legal and professional fees incurred in connection with the SBG Acquisition and Australia Acquisitions.

–
Costs associated with the BetEasy Minority Acquisition (as defined below) include costs incurred in connection with employee retention programs implemented by management to manage certain personnel-related risks associated with the BetEasy Minority Acquisition, and a contractual payment to a third-party supplier of pricing services to BetEasy due upon the completion of the BetEasy Minority Acquisition.

–
Deal contingent forward expenses include costs associated with forward contracts that were entered into to hedge foreign exchange risk associated with the purchase price of the SBG Acquisition and Australia Acquisitions.

–
Other costs related to the Combination include legal and professional fees and costs incurred in connection with employee retention programs implemented by management to manage certain personnel-related risks associated with the same.

[3]	Stock-based compensation expense excluded from Adjusted EBITDA primarily due to its discretionary nature.

A reconciliation of certain items comprising “Other costs” in the Adjusted EBITDA reconciliation table above:

	Year Ended December 31, 2019
In thousands of U.S. Dollars	2019	2018
Integration costs of acquired businesses	19,753	45,597
Financial expenses	1,733	446
Restructuring expenses[1]	37,474	8,827
AMF, foreign payments and other investigation and related professional fees[2]	18,896	6,673
Lobbying (US and Non-US) and other legal expenses[3]	14,909	16,194
Professional fees in connection with non-core activities[4]	21,889	4,578
Austria gaming duty	—	(3,679)
Acquisition of market access rights	22,500	20,661
Legal settlement[5]	32,500	—
Other	1,228	2,457
Other costs	170,882	101,754
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[1]
Restructuring expenses relate to certain operational and staff restructuring programs implemented following the Australian Acquisitions and the SBG Acquisition, and certain of the Corporation’s recent strategic cost savings initiatives (i.e., referred to by the Corporation as “operational excellence” or “operational efficiency” programs). Management does not consider such expenses to be part of its ongoing core operating activities or expenses. Following and as a result of the restructuring programs and efforts to achieve expected cost synergies related to the Acquisitions in the United Kingdom and Australia segments, during the year ended December 31, 2019, the Corporation reassessed its fixed-cost base within the International segment and Corporate cost center and implemented an operational excellence program to optimize the same, including a reduction in headcount and the relocation of certain roles across and within applicable geographies. As a result, costs related to this program that are excluded from Adjusted EBITDA for the year ended December 31, 2019 include (i) $23.9 million of accrued termination payments recognized under IAS 37 and IAS 19, Employee benefits and (ii) $13.6 million for salaries and associated compensation relating to roles that are either being made redundant or that are expected to be relocated (for relocations, to the extent that such salaries and associated compensation exceeds or will exceed the same in the new location for the respective relocated roles). The Corporation expects to continue excluding such costs from Adjusted EBITDA through the respective termination or relocation dates of the impacted personnel.

[2]
Legal and professional fees related to the previously disclosed Autorité des marchés financiers ("AMF"), foreign payments and other investigation matters. On June 6, 2019, the AMF advised the Corporation that it had closed its investigation and no charges will be laid against the Corporation or any of its current directors or officers in connection with the previously reported AMF investigation and related matters.

[3]
The Corporation excludes certain lobbying and legal expenses in jurisdictions where it is actively seeking licensure or similar approval because management believes that the Corporation’s incremental cost of these lobbying and legal expenses in such jurisdictions is generally higher than its peers given liabilities and related issues primarily stemming from periods prior to the acquisition of the Stars Interactive Group in 2014 or from matters not directly involving the Corporation or its current business.

[4]
Professional fees in connection with non-core activities are excluded from Adjusted EBITDA as management believes these expenses are not representative of the underlying operations. Such professional fees include those related to litigation matters, incremental accounting and audit fees incurred in connection with the integration of the Acquisitions, including as it relates to internal controls with respect to the same, and the previously announced partnership with FOX Sports and transactions in connection with obtaining and securing potential market access to certain U.S. states in which the Corporation currently does not operate.

[5]	For additional information see notes 8 and 28.
The distribution of the Corporation’s assets and liabilities by reporting segment is as follows:

	International	United Kingdom	Australia	Corporate	Total
Total assets as at December 31, 2019	5,083,015	5,468,613	489,605	234,549	11,275,782
Total liabilities as at December 31, 2019	673,016	705,168	499,170	4,878,985	6,756,339

Total assets as at December 31, 2018	5,248,115	5,430,110	510,805	76,508	11,265,538
Total liabilities as at December 31, 2018	623,096	715,398	550,562	5,223,082	7,112,138

The distribution of some of the Corporation’s non-current assets (goodwill, intangible assets and property and equipment) by geographic region is as follows:

	As at December 31,
In thousands of U.S. Dollars	2019	2018
Geographic Area
Canada	85,302	66,830
United Kingdom	5,188,175	5,191,994
Isle of Man	4,206,424	4,346,599
Australia	442,024	456,422
Malta	57,069	7,469
Other licensed or approved jurisdictions	59,432	24,534
	10,038,426	10,093,848
The Corporation also evaluates revenue performance by geographic region based on the primary jurisdiction where the Corporation is licensed or approved to offer, or offers through third-party licenses or approvals, its products and services. The following tables set out the proportion of revenue attributable to each gaming license or approval (as opposed to the jurisdiction where the customer was located) that either generated a minimum of 5% of total consolidated revenue for the year ended December 31, 2019 or 2018, or that the Corporation otherwise deems relevant based on its historical reporting of the same or otherwise:

	Year Ended December 31, 2019
In thousands of U.S. Dollars	International	United Kingdom	Australia	Intercompany eliminations *	Total
Geographic Area
United Kingdom	75,674	924,787	—	(5,010)	995,451
Malta	557,423	13	—	—	557,436
Australia	—	158	274,414	—	274,572
Italy	165,807	233	—	—	166,040
Spain	108,439	152	—	—	108,591
Isle of Man	99,504	—	—	—	99,504
Other licensed or approved jurisdictions	305,518	21,336	—	—	326,854
	1,312,365	946,679	274,414	(5,010)	2,528,448

	Year Ended December 31, 2018
In thousands of U.S. Dollars	International	United Kingdom	Australia	Intercompany eliminations *	Total
Geographic Area
United Kingdom	73,969	388,421	—	—	462,390
Malta	497,126	—	—	—	497,126
Australia	—	190	196,930	—	197,120
Italy	156,946	1,144	—	—	158,090
Spain	121,776	86	—	—	121,862
Isle of Man	377,702	—	—	(2,000)	375,702
Other licensed or approved jurisdictions	212,658	4,290	—	—	216,948
	1,440,177	394,131	196,930	(2,000)	2,029,238

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* For the year ended December 31, 2019, the Corporation excluded from its consolidated revenue $5.0 million of Other revenue included in the United Kingdom segment related to certain non-gaming related transactions with the International segment. A corresponding exclusion in the consolidated results for that period is recorded to Sales and marketing expense in the International segment. For the year ended December 31, 2018, the Corporation excluded from its consolidated revenue $2.0 million of Other revenue included in the International segment related to certain non-gaming related transactions with the United Kingdom segment. A corresponding exclusion in the consolidated results for that period is recorded to Sales and marketing expense in the United Kingdom segment.